FINANCING OBLIGATION, SALE-LEASEBACK (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of working capital lease

In order to provide working capital for operations, the Group entered into the following capital lease agreement as of December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012
Financial company:
Cinda Financial Leasing Co, Ltd.

- Current portion	$6,813,055	$-

- Non-current portion	$13,025,260	$-

Additional information:
Maximum balance outstanding during the year	$21,474,470	$-
Interest expense	341,738	-
Interest rate per year	6.4575%	-

Schedule of future lease payments

Future minimum lease payments under capital leases for the years ending December 31, 2013 are as follows:

Total
December 31
2014	$7,931,332
2015	7,931,332
2016	5,948,499
Total minimum lease payments	21,811,163
Less: amount representing interest	(1,972,848)
19,838,315
Less: current portion	(6,813,055)
Long-term portion	$13,025,260